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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             January 20, 2010
---------------------     -------------------------         ----------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      47
                                           ------------

Form 13F Information Table Value Total:      $65,467
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1711     31700  SH          SOLE               29700           2000
                                                         432      8000  SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      655     47000  SH          SOLE               47000
BP Amoco PLC                       COM    055622104      462      7974  SH          SOLE                7174            800
                                                         218      3760  SH          OTHER                              3760
Berkshire Hathaway Inc. Class      COM    084670207      319        97  SH          SOLE                  85             12
Bristol Myers Co.                  COM    110122108     2116     83800  SH          SOLE               77800           6000
Cisco Systems                      COM    17275R102     2526    105500  SH          SOLE              101600           3900
Coca Cola Co.                      COM    191216100     1875     32900  SH          SOLE               30400           2500
E. I. duPont de Nemours & Co.      COM    263534109     2828     84000  SH          SOLE               80500           3500
EMC Corp.                          COM    268648102     1102     63100  SH          SOLE               57100           6000
                                                          26      1500  SH          OTHER                              1500
Emerson Electric Co.               COM    291011104     1977     46400  SH          SOLE               43300           3100
                                                          26       600  SH          OTHER                               600
Exxon Mobil                        COM    30231G102     1050     15397  SH          SOLE               14452            945
                                                         579      8484  SH          OTHER                              8484
General Electric Co.               COM    369604103     2831    187111  SH          SOLE              178411           8700
                                                         226     14928  SH          OTHER                             14928
Hewlett Packard                    COM    428236103     1587     30800  SH          SOLE               26600           4200
IBM                                COM    459200101     2049     15652  SH          SOLE               14152           1500
                                                         139      1064  SH          OTHER                              1064
Intel Corp.                        COM    458140100     1989     97500  SH          SOLE               92500           5000
                                                          31      1500  SH          OTHER                              1500
Johnson & Johnson                  COM    478160104     3691     57300  SH          SOLE               52900           4400
KLA Tencor Corp.                   COM    482480100     1566     43300  SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      522     23644  SH          OTHER                             23644
Merck & Co., Inc.                  COM    58933Y105     2032     55600  SH          SOLE               50100           5500
                                                         110      3000  SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1747     57300  SH          SOLE               53700           3600
                                                          98      3200  SH          OTHER                              3200
PepsiCo Inc.                       COM    713448108      243      4000  SH          SOLE                4000
Pfizer, Inc.                       COM    717081103      986     54185  SH          SOLE               47798           6387
                                                         108      5910  SH          OTHER                              5910
Plum Creek Timber                  COM    729251108     1737     46000  SH          SOLE               42500           3500
Procter & Gamble Company           COM    742718109     1091     18000  SH          SOLE               17100            900
Progressive Corp.-Ohio             COM    743315103      742     41272  SH          SOLE               41272
                                                       11723    651636  SH          OTHER             651636
Royal Dutch Shell                  COM    780259206      842     14000  SH          SOLE               14000
Stryker Corp.                      COM    863667101     5326    105744  SH          SOLE              100044           5700
                                                         504     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108      843     47100  SH          SOLE               44100           3000
Unilever PLC                       COM    904767704     2635     82600  SH          SOLE               76880           5720
                                                          86      2700  SH          OTHER                              2700
Deutsche Bank Capital Funding      PFD    25153Y206     1091     52000  SH          SOLE               42000          10000
Pimco Commodity Real Return -             722005667      994    120000  SH          SOLE              120000